Shareholders’ equity (Details Narrative)			1 Months Ended			6 Months Ended
	Jan. 06, 2021 CNY (¥) shares	Nov. 10, 2020 $ / shares shares	Jun. 24, 2021 $ / shares shares	Jun. 24, 2021 $ / shares shares	Mar. 26, 2021 shares	Jun. 30, 2023 USD ($) $ / shares shares	Jun. 30, 2023 CNY (¥) shares	Dec. 31, 2022 $ / shares	Jun. 30, 2022 CNY (¥)
Class of Stock [Line Items]
Common stock, par value per share | $ / shares						$ 0.0001		$ 0.0001
Number of shares redeemed						2,182,470
Exchange for issue of an aggregate shares		44,554,455
Number of common stock shares per value | $ / shares		$ 0.0001
Statutory reserve						$ 6,121,025	¥ 41,106,881
Retained earnings for statutory reserves | ¥							¥ 0		¥ 1,722,734
IPO [Member]
Class of Stock [Line Items]
Number of units sold			5,750,000	5,750,000
Share price | $ / shares			$ 10.00	$ 10.00
Private Placement [Member]
Class of Stock [Line Items]
Number of units sold			270,500
Sponsor [Member]
Class of Stock [Line Items]
Number of shares issued	1,150,000			270,500	287,500
Value of shares issued | ¥	¥ 25,000
Sponsor [Member] | Private Placement [Member]
Class of Stock [Line Items]
Number of units sold				270,500
Share price | $ / shares			$ 10	$ 10
Ordinary Shares [Member]
Class of Stock [Line Items]
Common stock, shares authorized		500,000,000
Common stock, par value per share | $ / shares		$ 0.0001
Common Stock [Member]
Class of Stock [Line Items]
Common stock, shares issued						50,812,035	50,812,035